SCHEDULE OF FINANCIAL INFORMATION OF INCOME STATEMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	¥ 30,872,023	¥ 22,743,410	¥ 22,055,785
Gross profit	24,265,941	17,205,966	18,451,969
Net income	1,114,836	681,432	394,955
Equity Method Investment [Member]
Revenues	4,453,964	198,282	35,278
Gross profit	1,058,524	74,972	9,914
Net income	418,942	¥ 21,621	¥ 1,931
Cumica [Member]
Revenues	4,143,499
Gross profit	933,399
Net income	¥ 366,083